DEBT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Notes Payable - Financing Agreements

	September 30, 2022		December 31, 2021
Notes Payable	Principal	Interest	Principal	Interest
Third Party - Insurance Note 1	$4,167	7.75%	$22,266	7.75%
Third Party - Insurance Note 2	35,232	6.24%	12,667	6.24%
Third Party - Insurance Note 3	22,128	—	17,570	—
Third Party - Insurance Note 4	40,729	—	—	—
Total	$102,256		$52,503

	December 31, 2021		December 31, 2020
Notes Payable	Principal	Interest	Principal	Interest
Third Party - Insurance Note 1	$22,266	7.75%	$23,327	7.75%
Third Party - Insurance Note 2	12,667	6.24%	10,457	5.26%
Third Party - Insurance Note 3	17,570	—	9,158	—
Third Party - Insurance Note 4	—	—	—	—
Total	$52,503		$42,942

Schedule of Future Minimum Lease Payments Under Finance Lease

Calendar year:	Amount
2022	11,757
2023	23,515
Total minimum equipment financing payments	$35,272
Less: interest	(1,412)
Total equipment financing at September 30, 2022	$33,860
Less: current portion of equipment financing	(33,860)
Long term portion of equipment financing	$—

As of December 31,	Amount
2022	86,735
2023	23,515
Total minimum equipment financing payments	$110,250
Less: interest	(7,064)
Total equipment financing at December 31, 2021	$103,186
Less: current portion of equipment financing	(80,335)
Long-term portion of equipment financing	$22,851

Schedule of Notes Payable -PPP Loan

	December 31, 2021		December 31, 2020
Payable To	Principal	Interest	Principal	Interest

PPP loan	$—		$1,410,270	1%
Total	—		1,410,270
Less current portion	—		(627,465)
Long-term portion	$—		$782,805